NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Short Term	$ 0	$ 23,800
Maryland TEDCO
Debt Instrument [Line Items]
Short Term	$ 0	$ 23,800